Commitments - Acquisition commitments (Details) shares in Millions, $ in Millions, $ in Millions, € in Billions	Aug. 30, 2018 AUD ($)	Apr. 25, 2018 shares	Aug. 29, 2018 USD ($)	May 09, 2018 EUR (€)
Unitymedia GmbH in Germany and Liberty Global's Operations (Excluding its "Direct Home" Business) in Czech Republic , Hungary and Romania
Acquisition commitments
Total enterprise value				€ 18.4
Break fee				€ 250.0
Bharti Airtel and Vodafone Jointly Control Operation
Acquisition commitments
Ownership interest sold (as a percentage)		29.40%
TPG
Acquisition commitments
Percentage of stake owned	49.90%
Vodafone Hutchison Australia Pty Limited
Acquisition commitments
Guaranteed debt amount	$ 850		$ 1,750
Bharti Infratel (Idea Group) | Indus Towers
Acquisition commitments
Percentage of stake owned		42.00%
Vodafone | Indus Towers
Acquisition commitments
Percentage of stake owned		42.00%
Number of shares issued | shares		783.1
Vodafone | Hutchison Telecommunications (Australia) Limited
Acquisition commitments
Percentage of stake owned	25.00%
Aditya Birla Group | Indus Towers
Acquisition commitments
Percentage of stake owned		11.15%
Ownership interest which has selling option (as percent)		11.15%
Ownership interest sold (as a percentage)		11.15%
Providence | Indus Towers
Acquisition commitments
Percentage of stake owned		4.85%
Ownership interest which has selling option (as percent)		3.35%
Ownership interest sold (as a percentage)		3.35%
Bharti Airtel | Bharti Infratel (Idea Group) | Minimum
Acquisition commitments
Percentage of stake owned		37.20%
Bharti Airtel | Bharti Infratel (Idea Group) | Maximum
Acquisition commitments
Percentage of stake owned		53.50%